Shareholder Report, Average Annual Return (Details) 193891_Innovator Growth Accelerated Plus ETF - January_TF_TSR Annual {TF}	12 Months Ended	46 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Innovator Growth Accelerated Plus ETF® - January
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Innovator Growth Accelerated Plus ETF - January NAV
Average Annual Return, Percent	19.89%	3.75%
NASDAQ 100 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NASDAQ 100 Total Return Index
Average Annual Return, Percent	30.95%	13.68%
NASDAQ 100 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NASDAQ 100 Index
Average Annual Return, Percent	30.00%	12.76%